Consolidated Statements of Operations - USD ($) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
		Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales	[1]	$ 465	$ 2,011	$ 2,289		$ 2,398
Cost of Goods Sold		402		1,894
Gross Profit		63		395
Costs and expenses:
Cost of sales, excluding depreciation			1,439			1,732
Selling, general and administrative expenses		80	434	285		373
Depreciation, Amortization and Accretion, Net		0	147	0		171
Depreciation and amortization expenses		22	147	153		171
Research and development expenses		13	63	65		70
Restructuring Charges		5	20	32		21
Other Operating Income		(1)	0	2		0
Operating (loss) income		(34)	(92)	11		31
Other income (expense):
Interest expense, net		15	162	79		394
Other income, net		8	0	3		0
Gains (Losses) on Extinguishment of Debt		0	0	(7)		0
Loss on extinguishment and exchange of debt		0	0	(7)		0
Reorganization Items		3	(1,972)	8		0
(Loss) income before income taxes and losses from unconsolidated entities		(60)	1,718	(72)		(363)
Income taxes (note 8)		0	(36)	(13)		(104)
Loss before earnings from unconsolidated entities		(60)	1,682	(85)		(467)
Earnings from unconsolidated entities		0	3	2		3
Net Income (Loss) Attributable to Momentive Performance Materials Inc		(60)	1,685	(83)		(464)
Net loss		$ (60)	$ 1,685	$ (83)		$ (464)
Earnings Per Share, Basic		$ (1.25)	$ 16,850,000	$ (1.73)	$ 16,850,000	$ (4,640,000.00)
Earnings Per Share, Diluted		$ (1.25)	$ 16,850,000	$ (1.73)	$ 16,850,000	$ (4,640,000.00)
Weighted Average Number of Shares Outstanding, Basic		47,989,000	100	48,015,685		100
Weighted Average Number of Shares Outstanding, Diluted		47,989,000	100	48,015,685		100
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest		$ (88)	$ 1,483			$ (442)
Retained Earnings [Member]
Other income (expense):
Net Income (Loss) Attributable to Momentive Performance Materials Inc						$ (464)
Net loss		$ (60)	$ 1,685
Subsidiaries [Member]
Other income (expense):
Income taxes (note 8)				$ (13)

[1]	sales are not significant and, as such, are eliminated within the selling segment.